/GRAPHIC: Small oval picture of Art Bonnel's eyes -- appears to be an oval peephole./

WHO IS ART BONNEL?

                    "The financial world's most sought-after
                              free agent in 1994."
                        Louis Rukeyser, LOUIS RUKEYSER'S
                            MUTUAL FUNDS, March 1995
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MEET ART BONNEL

Art Bonnel is the portfolio manager of the Bonnel Growth Fund, United Services' newest no-load growth stock fund.

WHAT ARE ART'S PAST SUCCESSES?

While working for another fund group, Art managed a highly rated growth mutual fund. United Services offered him his own namesake fund to manage, and now Art is putting the same stock selection strategy to work in the Bonnel Growth Fund. Of course, past performance cannot guarantee future results.

WHAT  MAKES  ART  DIFFERENT   FROM  OTHER   PORTFOLIO   MANAGERS?

Unlike many growth-oriented fund managers, Art does not try to predict a company's future earnings. Instead, he focuses on year-to-year trailing earnings growth and other indications of financial health to find tomorrow's stock market winners.

Bonnel's working environment matches his somewhat unconventional investment strategy. He works from his home office in Reno, Nevada, where he uses a computer and a staff of one -- his wife Wanda -- to sift through data on thousands of companies. He doesn't even own a Quotron machine. Gratefully far from the whisperings of Wall Street, he can focus on a stock's growth potential rather than the Street's latest "hot tip."

WHAT IS ART'S SECRET AMBITION?

Art says it best himself, "I LIKE TO BEAT OTHER FUND MANAGERS."
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/GRAPHIC:  Full length picture of Art Bonnel, standing with arms crossed/

THE  BONNEL   GROWTH  FUND  44.83%*   ONE-YEAR   AVERAGE   ANNUAL  TOTAL  RETURN
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Call  1-800-4-BONNEL  (1-800-426-6635)  for a free  prospectus  containing  more complete information, including charges and expenses. Read the prospectus carefully before you invest.

/ / YES, I'd like to learn more about United Services' newest fund. Please send me a free Bonnel Growth Fund Investor Guide.

/ / IRA Investor Guide

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Name
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Address
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City
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State, ZIP Code
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Daytime Phone                                                             MED700

*Return 10/17/94 through 10/17/95. Past performance does not guarantee future results. Investment return and principal value will fluctuate. You may have a gain or a loss when you sell shares.

                              CALL 1-800-4-BONNEL
                             for immediate response.
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/GRAPHIC:  Business Reply Mail Post Card/

The Bonnel Growth Fund
     * NO-LOAD MUTUAL FUND
     * EXPERIENCED PORTFOLIO MANAGEMENT
     * LONG-TERM GROWTH POTENTIAL FOR YOUR INVESTMENT

Investment Objective:
     LONG-TERM GROWTH OF CAPITAL

Invests In:
     COMMON STOCKS WITH GROWTH POTENTIAL

Inception Date:
     OCTOBER 17, 1994

Initial Investment:
     $5,000 REGULAR  ACCOUNT  $1,000 WITH ABC INVESTMENT  PLAN(R) NO MINIMUM FOR
     IRAs
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    "He's a fund manager you certainly would want to keep on a short list of managers you would consider giving money to." Don Phillips, Publisher of Morningstar quoted in INVESTOR'S BUSINESS DAILY, November 1994

         "Take a moment to get to know Arthur J. Bonnel, a stock picker with a feisty competitive streak and a decidedly bullish outlook." MUTUAL
                           FUNDS MAGAZINE, April 1995

          "When Bonnel speaks, many people listen. His track record is one of the finest in the business and he is one of the few portfolio managers to consistently outperform the S&P 500."
                William Donoghue, syndicated columnist, May 1995

         "Money manager Arthur Bonnel is turning heads on Wall Street."
                      INDIVIDUAL INVESTOR, September 1995

         "Bonnel...has one of the best track records in the business."
                                  SMART MONEY,
                                 September 1995

                      /GRAPHIC: UNITED SERVICES FUNDS LOGO/

                                      CALL
                                1-800-4-BONNEL